UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
		dba AKJ Asset Management
Address:	1180 Harker Avenue
		Palo Alto, CA  94301

Form 13F File Number:	28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth R. Bilodeau, Jr.
Title:	Partner
Phone:	650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.		Palo Alto, CA		April 6, 2004
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		73

Form 13F Information Table Value Total:		108,244 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER		   TITLE OF   CUSIP	  VALUE	 SHARES  INV.  OTHER	VOTING AUTH
					CLASS			  X1000		   DISC  MGR	SOLE  SHARED   NONE

ABM Industries, Inc.            cs  00163T109       467       26,000  sole  n/a        n/a         26,000
Abbott Labs                     cs  002824100       329        8,000  sole  n/a        n/a          8,000
Automatic Data Proc             cs  053015103     3,002       71,475  sole  n/a        n/a         71,475
Ameren Corp.                    cs  023608102     1,055       22,900  sole  n/a        n/a         22,900
American Int.                   cs  026874107       381        5,333  sole  n/a        n/a          5,333
Allied Cap Corp                 cs  01903Q108     3,291      108,650  sole  n/a        n/a        108,650
American Express                cs  025816109     1,475       28,450  sole  n/a        n/a         28,450
Bank America                    cs  060505104     3,183       39,300  sole  n/a        n/a         39,300
Bristol Myers                   cs  110122108     1,995       82,316  sole  n/a        n/a         82,316
BP PLC ADR                      cs  055622104       208        4,062  sole  n/a        n/a          4,062
BRE Properties                  oa  05564E106     3,673      107,017  sole  n/a        n/a        107,017
Citigroup                       cs  172967101     4,335       83,850  sole  n/a        n/a         83,850
Conagra Corp                    cs  205887102     1,161       43,100  sole  n/a        n/a         43,100
Crescent Real Est Eq            oa  225756105       809       45,025  sole  n/a        n/a         45,025
Mack Cali Realty                oa  554489104       687       15,300  sole  n/a        n/a         15,300
Calpine Corp                    cs  131347106     1,365      292,350  sole  n/a        n/a        292,350
D R Horton Co                   cs  23331A109     1,670       47,145  sole  n/a        n/a         47,145
DQE Corp                        cs  23329J104       500       25,650  sole  n/a        n/a         25,650
Consolidated Edison             cs  209115104     1,017       23,050  sole  n/a        n/a         23,050
Electronic Data Sys             cs  285661104     2,276      117,625  sole  n/a        n/a        117,625
Felcor Lodging Trust            oa  31430F101     1,655      158,850  sole  n/a        n/a        158,850
First Data Corp                 cs  319963104     3,175       75,300  sole  n/a        n/a         75,300
Fannie Mae                      cs  313586109     2,320       31,200  sole  n/a        n/a         31,200
Great Bay Bancorp               cs  391648102       231        7,900  sole  n/a        n/a          7,900
General Electric                cs  369604103     3,280      107,459  sole  n/a        n/a        107,459
Citigroup Inc Wts               sw  172967127        78       79,597  sole  n/a        n/a         79,597
Healthcare Prop Inv             oa  421915109       250        8,824  sole  n/a        n/a          8,824
Hawaiian Elec                   cs  419870100     1,003       19,356  sole  n/a        n/a         19,356
Hewlett-Packard Co              cs  428236103     2,947      129,011  sole  n/a        n/a        129,011
Block H & R Inc                 cs  093671105     3,288       64,440  sole  n/a        n/a         64,440
Harsco Corp                     cs  415864107       298        6,558  sole  n/a        n/a          6,558
Intel                           cs  458140100     2,206       81,101  sole  n/a        n/a         81,101
Johnson and Johnson             cs  478160104       651       12,834  sole  n/a        n/a         12,834
JP Morgan Chase                 cs  46625H100       234        5,577  sole  n/a        n/a          5,577
Kinder Morgan, Inc.             cs  49455P101     6,002       95,239  sole  n/a        n/a         95,239
Kinder Morgan Energy            oa  494550106     3,086       68,435  sole  n/a        n/a         68,435
Coca-Cola Co.                   cs  191216100     2,880       57,259  sole  n/a        n/a         57,259
MBNA                            cs  55262L100       359       13,000  sole  n/a        n/a         13,000
Keyspan                         cs  49337W100     1,454       38,050  sole  n/a        n/a         38,050
Liberty Property Tr             oa  531172104     1,067       23,700  sole  n/a        n/a         23,700
Mandalay Resort Gp              cs  562567107     3,433       59,950  sole  n/a        n/a         59,950
Mohawk Industries               cs  608190104     2,716       32,985  sole  n/a        n/a         32,985
Herman Miller Inc               cs  600544100       287       10,800  sole  n/a        n/a         10,800
Altria Group Inc                cs  718154107     1,564       28,720  sole  n/a        n/a         28,720
Merck                           cs  589331107     1,249       28,268  sole  n/a        n/a         28,268
Nisource                        cs  65473P105       428       20,150  sole  n/a        n/a         20,150
New Plan Realty                 oa  648053106       654       23,900  sole  n/a        n/a         23,900
O G E Energy Cp Hldg            cs  670837103       810       30,650  sole  n/a        n/a         30,650
Pub Svc Enterprise              cs  744573106       625       13,300  sole  n/a        n/a         13,300
Pfizer                          cs  717081103       665       18,969  sole  n/a        n/a         18,969
Peoples Energy Corp.            cs  711030106       772       17,295  sole  n/a        n/a         17,295
Post Properties                 oa  737464107       377       13,100  sole  n/a        n/a         13,100
Puget Energy                    cs  745310102       281       12,572  sole  n/a        n/a         12,572
Quaker Fabric                   cs  747399103       392       43,700  sole  n/a        n/a         43,700
Sherwin Williams Co             cs  824348106       515       13,400  sole  n/a        n/a         13,400
Sara Lee                        cs  803111103       856       39,168  sole  n/a        n/a         39,168
Solectron Corp.                 cs  834182107       678      122,520  sole  n/a        n/a        122,520
Southern Co.                    cs  842587107       515       16,875  sole  n/a        n/a         16,875
SPX Corporation                 cs  784635104     2,933       64,500  sole  n/a        n/a         64,500
Smurfit Stone Cont.             cs  832727101     2,307      131,218  sole  n/a        n/a        131,218
Teco Energy Inc                 cs  872375100       614       41,950  sole  n/a        n/a         41,950
Textron                         cs  883203101       470        8,850  sole  n/a        n/a          8,850
Tyco                            cs  902124106     2,789       97,345  sole  n/a        n/a         97,345
Utd. Dominion                   oa  910197102     2,800      142,725  sole  n/a        n/a        142,725
US Bancorp                      cs  902973304       557       20,150  sole  n/a        n/a         20,150
United Technologies             cs  913017109     3,128       36,250  sole  n/a        n/a         36,250
Verizon                         cs  92343V104       323        8,832  sole  n/a        n/a          8,832
Walgreen                        cs  931422109       511       15,518  sole  n/a        n/a         15,518
Wells Fargo                     cs  949746101       708       12,500  sole  n/a        n/a         12,500
Washington Mutual               cs  939322103     3,650       85,450  sole  n/a        n/a         85,450
Williams Companies              cs  969457100       524       54,765  sole  n/a        n/a         54,765
Wyeth                           cs  983024100       221        5,890  sole  n/a        n/a          5,890
Exxon Mobil Corp.               cs  30231G102       549       13,208  sole  n/a        n/a         13,208




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